UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Principled Asset Administration, L.L.C.
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Address:   666 Fifth Avenue, 37th Floor
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           New York,  NY 10103
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Form 13F File Number:   028-10587
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Catenacci
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Title:     Managing Member
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Phone:     (212) 484-5030
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Signature, Place, and Date of Signing:

       /s/ Gerald Catenacci         New York, NY             8/14/07
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        96
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Form 13F Information Table Value Total:       $1,360,475
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.              Form 13F File Number       Name


                                                     FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED NONE
----------------------------  --------------  ---------  --------   -------   ---------  ----------   --------    ------------------
ADAMS RESPIRATORY THERAPEUTI  COM             00635P107    7,267     184,500  SH            SOLE                 184,500
ADMINISTAFF INC               COM             007094105    8,825     263,521  SH            SOLE                 263,521
AETNA INC NEW                 COM             00817Y108      578      11,703  SH            SOLE                  11,703
AGILENT TECHNOLOGIES INC      COM             00846U101   15,727     409,128  SH            SOLE                 409,128
AMERICAN EXPRESS CO           COM             025816109    8,632     141,100  SH            SOLE                 141,100
AMERIGROUP CORP               COM             03073T102    1,464      61,500  SH            SOLE                  61,500
APPLERA CORP                  COM AP BIO GRP  038020202    3,396     273,900  SH            SOLE                 273,900
APPLIED MATLS INC             COM             038222105   16,528     831,800  SH            SOLE                 831,800
ATMI INC                      COM             00207R101   62,771   2,092,365  SH            SOLE               2,092,365
AVENTINE RENEWABLE ENERGY     COM             05356X403    6,040     355,900  SH            SOLE                 355,900
BANK OF AMERICA CORPORATION   COM             060505104   44,754     915,395  SH            SOLE                 915,395
BEACON ROOFING SUPPLY INC     COM             073685109   10,008     589,070  SH            SOLE                 589,070
BEST BUY INC                  COM             086516101    3,178      68,100  SH            SOLE                  68,100
BIODEL INC                    COM             09064M105    5,768     291,300  SH            SOLE                 291,300
BIOGEN IDEC INC               COM             09062X103      910      17,000  SH            SOLE                  17,000
BORDERS GROUP INC             COM             099709107    4,353     228,400  SH            SOLE                 228,400
CANADIAN NAT RES LTD          COM             136385101    6,964     104,954  SH            SOLE                 104,954
CAPITAL ONE FINL CORP         COM             14040H105   11,003     140,279  SH            SOLE                 140,279
CEPHEID                       COM             15670R107    1,764     120,800  SH            SOLE                 120,800
CHILDRENS PL RETAIL STORES I  COM             168905107    4,209      81,500  SH            SOLE                  81,500
CLEARWIRE CORP                CL A            185385309    1,246      51,000  SH            SOLE                  51,000
CLEVELAND CLIFFS INC          COM             185896107   86,442   1,112,938  SH            SOLE               1,112,938
COGENT INC                    COM             19239Y108   17,035   1,159,600  SH            SOLE               1,159,600
COMVERGE INC                  COM             205859101      105       3,400  SH            SOLE                   3,400
CREDIT SUISSE GROUP           SPONSORED ADR   225401108   70,272     990,303  SH            SOLE                 990,303
DADE BEHRING HLDGS INC        COM             23342J206   44,924     845,702  SH            SOLE                 845,702
DAVITA INC                    COM             23918K108    9,919     184,100  SH            SOLE                 184,100
DOLLAR FINL CORP              COM             256664103    3,625     127,200  SH            SOLE                 127,200
E M C CORP MASS               COM             268648102   16,610     917,673  SH            SOLE                 917,673
ENTEGRIS INC                  COM             29362U104   75,256   6,334,671  SH            SOLE               6,334,671
EURAND N V                    SHS             N31010106    3,068     195,800  SH            SOLE                 195,800
FEI CO                        COM             30241L109    7,916     243,878  SH            SOLE                 243,878
GEN-PROBE INC NEW             COM             36866T103   13,529     223,918  SH            SOLE                 223,918
GOLDCORP INC NEW              COM             380956409    1,083      45,722  SH            SOLE                  45,722
GOLDMAN SACHS GROUP INC       COM             38141G104   10,638      49,080  SH            SOLE                  49,080
GRUBB & ELLIS CO              COM PAR $0.01   400095204    6,909     595,600  SH            SOLE                 595,600
HEALTHWAYS INC                COM             422245100   12,104     255,516  SH            SOLE                 255,516
HOME DEPOT INC                COM             437076102    4,742     120,500  SH            SOLE                 120,500
ILLUMINA INC                  COM             452327109    1,932      47,600  SH            SOLE                  47,600
IMCLONE SYS INC               COM             45245W109    1,619      45,800  SH            SOLE                  45,800
IMPERIAL OIL LTD              COM NEW         453038408      901      19,400  SH            SOLE                  19,400
INVESCO PLC                   SPONSORED ADR   46127U104   30,239   1,169,776  SH            SOLE               1,169,776
ITT CORP NEW                  COM             450911102   13,845     202,771  SH            SOLE                 202,771
KERYX BIOPHARMACEUTICALS INC  COM             492515101    1,234     126,300  SH            SOLE                 126,300
KLA-TENCOR CORP               COM             482480100    5,995     109,100  SH            SOLE                 109,100
L-1 IDENTITY SOLUTIONS INC    COM             50212A106   64,578   3,157,831  SH            SOLE               3,157,831
LSI INDS INC                  COM             50216C108    2,250     125,719  SH            SOLE                 125,719
MACYS INC                     COM             55616P104   43,649   1,097,263  SH            SOLE               1,097,263
MAGNA ENTMT CORP              CL A            559211107    4,114   1,408,969  SH            SOLE               1,408,969
MARKETAXESS HLDGS INC         COM             57060D108   13,327     740,814  SH            SOLE                 740,814
MASTERCARD INC                CL A            57636Q104    1,607       9,686  SH            SOLE                   9,686
MEMC ELECTR MATLS INC         COM             552715104   39,640     648,556  SH            SOLE                 648,556
MERCK & CO INC                COM             589331107    2,060      41,366  SH            SOLE                  41,366
METAL MGMT INC                COM NEW         591097209    7,066     160,340  SH            SOLE                 160,340
MORGAN STANLEY                COM NEW         617446448    3,968      47,300  SH            SOLE                  47,300
NAVIGANT CONSULTING INC       COM             63935N107    1,264      68,100  SH            SOLE                  68,100
NAVTEQ CORP                   COM             63936L100   49,903   1,178,623  SH            SOLE               1,178,623
NOVA CHEMICALS CORP           COM             66977W109   53,182   1,495,141  SH            SOLE               1,495,141
NOVAMED INC DEL               COM             66986W108      411      68,000  SH            SOLE                  68,000
NRG ENERGY INC                COM NEW         629377508   64,865   1,560,388  SH            SOLE               1,560,388
OSI SYSTEMS INC               COM             671044105    5,199     190,100  SH            SOLE                 190,100
PANERA BREAD CO               CL A            69840W108    3,800      82,500  SH            SOLE                  82,500
PENWEST PHARMACEUTICALS CO    COM             709754105    6,934     556,070  SH            SOLE                 556,070
PEROT SYS CORP                CL A            714265105    1,663      97,600  SH            SOLE                  97,600
POLYMEDICA CORP               COM             731738100    1,722      42,153  SH            SOLE                  42,153
POTASH CORP SASK INC          COM             73755L107   14,563     186,783  SH            SOLE                 186,783
PROCTER & GAMBLE CO           COM             742718109    2,643      43,200  SH            SOLE                  43,200
PROGRESSIVE CORP OHIO         COM             743315103    2,386      99,700  SH            SOLE                  99,700
PROGRESSIVE GAMING INTL CORP  COM             74332S102    5,582     950,948  SH            SOLE                 950,948
RADIANT SYSTEMS INC           COM             75025N102    6,094     460,300  SH            SOLE                 460,300
RALCORP HLDGS INC NEW         COM             751028101    8,579     160,500  SH            SOLE                 160,500
RELIANCE STEEL & ALUMINUM CO  COM             759509102    6,689     118,900  SH            SOLE                 118,900
RESPIRONICS INC               COM             761230101    3,126      73,400  SH            SOLE                  73,400
RTI INTL METALS INC           COM             74973W107    2,548      33,800  SH            SOLE                  33,800
SANDERSON FARMS INC           COM             800013104    8,486     188,500  SH            SOLE                 188,500
SEARS HLDGS CORP              COM             812350106    6,678      39,398  SH            SOLE                  39,398
SEPRACOR INC                  COM             817315104   43,891   1,069,991  SH            SOLE               1,069,991
SERVICEMASTER CO              COM             81760N109    1,365      88,262  SH            SOLE                  88,262
SIRTRIS PHARMACEUTICALS INC   COM             82968A105      213      21,600  SH            SOLE                  21,600
SKETCHERS U S A INC           CL A            830566105    3,945     135,100  SH            SOLE                 135,100
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A        848574109    5,927     164,400  SH            SOLE                 164,400
SPRINT NEXTEL CORP            COM FON         852061100   38,815   1,874,218  SH            SOLE               1,874,218
STEEL DYNAMICS INC            COM             858119100    2,691      64,200  SH            SOLE                  64,200
TECK COMINCO LTD              CL B            878742204    2,363      55,600  SH            SOLE                  55,600
TEMPUR PEDIC INTL INC         COM             88023U101   14,385     555,399  SH            SOLE                 555,399
TRIMBLE NAVIGATION LTD        COM             896239100   15,740     488,828  SH            SOLE                 488,828
TURBOCHEF TECHNOLOGIES INC    COM NEW         900006206    2,585     185,709  SH            SOLE                 185,709
TYCO INTERNATIONAL LTD        WHEN ISSUED     G9143X208    3,183      94,200  SH            SOLE                  94,200
UBS AG                        SHS NEW         H89231338   17,150     285,794  SH            SOLE                 285,794
UNITED THERAPEUTICS CORP DEL  COM             91307C102   47,339     742,459  SH            SOLE                 742,459
VISTEON CORP                  COM             92839U107   34,997   4,320,636  SH            SOLE               4,320,636
WELLPOINT INC                 COM             94973V107    7,871      98,600  SH            SOLE                  98,600
XENOPORT INC                  COM             98411C100    6,388     143,800  SH            SOLE                 143,800
XM SATELLITE RADIO HLDGS INC  CL A            983759101    5,814     494,000  SH            SOLE                 494,000
ZALE CORP NEW                 COM             988858106    1,910      80,200  SH            SOLE                  80,200
